Summary of Significant Accounting Policies - Schedule of Deferred Revenue Related to Training Courses and Other Services (Details) - Deferred Revenue [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies - Schedule of Deferred Revenue Related to Training Courses and Other Services (Details) [Line Items]
Deferred revenue – beginning of period	$ 548,094	$ 201,514
Additions	313,029	630,652
Net changes in foreign exchange impact	2,278	256
Revenue recognized	(141,112)	(284,328)
Deferred revenue – end of period	$ 722,289	$ 548,094